Note 03 - Assets and liabilities Acquired (Detail: Text Values) € in Millions	Dec. 31, 2024 EUR (€)
DB acquision of Numis [Abstract]
Percentage of interest acquired by Deutsche bank in Numis	100.00%
Amount paid by Deutsche Bank to acquire Numis in GBP	€ 397
Other intangibles identified in purchase price allocation [Abstract]
Custommer relationships	56
Trade Name	€ 27